Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Income And Expenses [Abstract]
Gain on disposal of certain items of property	€ 2,105
VAT relief	1,395	€ 755	€ 1,216
Reimbursements	580	498	519
Release of provisions for contingent liabilities	0	100	332
Other	2,334	2,529	3,095
Total	€ 6,414	€ 3,882	€ 5,162